Business acquisition (Summary of Fair Values of Assets Acquired and Liabilities Assumed) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Fair values of the assets acquired and liabilities assumed:
Goodwill	¥ 147,639	¥ 136,569	$ 21,264	$ 19,670
Software [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives	3 years
Travel agencies [Member]
Fair values of the assets acquired and liabilities assumed:
Net liabilities		(59,923)
Net assets (including the cash acquired of RMB8.3 million)	¥ 12,907
Goodwill	10,565	133,324
Deferred tax liability	(1,535)	(20,606)
Noncontrolling interest		(19,721)
Total	28,077	115,498
Cash acquired		24,000
Travel agencies [Member] | Travel licenses [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets		¥ 25,100
Estimated useful lives		20 years
Travel agencies [Member] | Customer relationship [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets		¥ 13,458
Travel agencies [Member] | Customer relationship [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		14 years 3 months
Travel agencies [Member] | Customer relationship [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		14 years 6 months
Travel agencies [Member] | Trade names [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets	¥ 2,464	¥ 39,170
Estimated useful lives	9 years 6 months
Travel agencies [Member] | Trade names [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		7 years
Travel agencies [Member] | Trade names [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		14 years
Travel agencies [Member] | Software [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets		¥ 3,013
Estimated useful lives		5 years
Travel agencies [Member] | Non-compete agreement [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets	¥ 3,676	¥ 1,683
Estimated useful lives	6 years
Travel agencies [Member] | Non-compete agreement [Member] | Minimum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		3 years 6 months
Travel agencies [Member] | Non-compete agreement [Member] | Maximum [Member]
Fair values of the assets acquired and liabilities assumed:
Estimated useful lives		5 years 3 months
Other acquisition [Member]
Fair values of the assets acquired and liabilities assumed:
Net liabilities		¥ (355)
Goodwill		3,750
Deferred tax liability		(1,750)
Total		8,645
Cash acquired	¥ 8,300
Other acquisition [Member] | Software [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets		¥ 5,960
Estimated useful lives		6 years
Other acquisition [Member] | Non-compete agreement [Member]
Fair values of the assets acquired and liabilities assumed:
Intangible assets		¥ 1,040
Estimated useful lives		6 years